Significant Accounting Policies - Intangible assets, net (Details)	Dec. 31, 2023
Customer relationships
Intangible Assets
Estimated useful life	3 years
Trade names
Intangible Assets
Estimated useful life	10 years
Developed technology
Intangible Assets
Estimated useful life	7 years